MORTGAGE-BACKED SECURITIES (Tables)	12 Months Ended
Jun. 30, 2014
MORTGAGE-BACKED SECURITIES [Abstract]
Schedule of Amortized Cost and Fair Values of Mortgage-Backed Securities

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in Thousands)
2014
HELD TO MATURITY

Collateralized mortgage obligations:
Agency	$212,781	$1,370	$(2,097)	$212,054
Private-label	2,554	408	-	2,962

Total	$215,335	$1,778	$(2,097)	$215,016

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in Thousands)
2013
HELD TO MATURITY

Collateralized mortgage obligations:
Agency	$135,621	$368	$(256)	$135,733
Private-label	3,647	621	(3)	4,265

Total	$139,268	$989	$(259)	$139,998

Schedule of Mortgage-Backed Securities by Contractual Maturity

	Due in one year or less	Due after one through five years	Due after five through ten years	Due after ten years	Total
	(Dollars in Thousands)
HELD TO MATURITY
Amortized cost	$-	$-	$563	$214,772	$215,335
Fair value	-	-	583	214,433	215,016
Weighted average yield	-%	-%	1.60%	1.51%	1.51%